Award Timing Disclosure	12 Months Ended
Dec. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Compensation decisions for nonemployee members of the Board of Directors, including equity awards, are made by the Compensation Committee. The Compensation Committee also makes decisions regarding the equity compensation of any other Winmark employees. The Compensation Committee does not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates or vesting dates. The Compensation Committee has not elected to utilize the services of a compensation consultant in determining executive compensation, though they have the discretion to utilize the services of a consultant as outlined in the Compensation Committee’s Charter. To the extent the Committee determines to expend in excess of $5,000 during any fiscal year on consultants, it shall advise the Board of such excess expenditures.

Award Timing Method	The Compensation Committee does not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates or vesting dates.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates or vesting dates.
MNPI Disclosure Timed for Compensation Value	false